Shareholder Report, Holdings (Details) - HCM Large Cap Growth ETF	Jun. 30, 2026
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Abbvie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.61%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Emerging market funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Large-cap funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Mid-cap funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Small-cap funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Tech stock funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Money market fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%